BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 35,414	$ 102,599
Prepaid Expenses	9,166	9,450
Loan origination costs	21,951	3,473
Total current assets	66,531	115,522
Property and equipment, net	3,647	5,109
Total assets	70,178	120,631
Current liabilities:
Accounts Payable	188,265	147,491
Accounts payable, related parties	54,668	25,299
Accrued interest	7,792	$ 721
Accrued interest, related parties	1,170
Convertible notes payable, net of discounts of $223,394 and $71,621 at December 31, 2015 and 2014, respectively	64,606	$ 14,879
Notes payable, related parties	30,000
Total current liabilities	346,501	$ 188,390
Total liabilities	$ 346,501	$ 188,390
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively	$ 823	$ 218
Additional paid in capital	10,500,651	8,127,649
Accumulated deficit	(10,777,797)	(8,195,626)
Total stockholders' equity (deficit)	(276,323)	(67,759)
Total liabilities and stockholders' equity (deficit)	$ 70,178	$ 120,631